UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Asset Management Income Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 to June 30, 2007

Item 1. Reports to Stockholders.

Credit Suisse Asset Management
Income Fund, Inc.
Eleven Madison Avenue
New York, NY 10010

Directors

Enrique R. Arzac

Chairman of the Board

Terry Fires Bovarnick

James J. Cattano

Lawrence J. Fox

Lawrence Haber

Steven N. Rappaport

Officers

Keith M. Schappert

Chief Executive Officer and President

Martha B. Metcalf

Chief Investment Officer

J. Kevin Gao

Chief Legal Officer, Senior Vice President
and Secretary

Emidio Morizio

Chief Compliance Officer

Michael A. Pignataro

Chief Financial Officer

Robert Rizza

Treasurer

Investment Adviser

Credit Suisse Asset Management, LLC
Eleven Madison Avenue
New York, New York 10010

Investment Sub-Adviser

Credit Suisse Asset Management Limited
One Cabot Square
London, E14 4QJ

Administrator and Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Shareholder Servicing Agent

Computershare Trust Company, N.A.
P.O. Box 43010
Providence, RI 02940-3010

Legal Counsel

Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
100 East Pratt Street
Baltimore, MD 21202

Credit Suisse Asset Management
Income Fund, Inc.

SEMIANNUAL REPORT
June 30, 2007
(unaudited)

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report

June 30, 2007 (unaudited)

July 26, 2007

Dear Shareholder:

Performance Summary

1/1/07 – 06/30/07

Fund and Benchmark	Performance
Total Return (based on NAV)[1]	4.16%
Total Return (based on market value)[1]	1.32%
Merrill Lynch US High Yield Master II Constrained Index[2]	3.14%

Market Review: Lower-rated issuers outperform the broad market

For the semiannual period ended June 30, 2007, the high yield market, as measured by the Merrill Lynch US High Yield Master II Constrained Index, returned 3.14%.

Lower-rated issuers outperformed the broader market for the period with CCC-rated securities returning 6.10%. Additionally, B-rated securities slightly outperformed the market at 3.39%, while BB-rated securities underperformed at 1.87%. High yield spreads widened 5 basis points relative to the Treasury market to end the period at 308 basis points.

Credit fundamentals continued to be firm as default rates, reported by Moody's Investor Services, continue to hover near 10-year lows at 1.38%. Equally supportive of fundamentals is the Merrill Lynch distress ratio, a leading indicator for future default rates, which has remained near 15 year-lows of 1.2% for the period.

Against this fundamental backdrop, the technical environment has been pressured the past few months as the new issue calendar continues to grow. Year-to-date, $95.3 billion in new issues came into the U.S. Dollar high yield market. This represents a 50% increase over the same period last year. Supply pressures are likely to remain near-term as the high yield market digests an estimated $80 billion in new issues through year-end. In addition, mutual fund outflows for the past four weeks have also strained market technicals.

Over the period, nearly all sectors in the broad market posted positive returns. Auto parts, transportation, and metals/mining outperformed the market while builders, auto loans and hotels underperformed.

Strategic Review and Outlook: High yield market is vulnerable to external shocks

For the six-month period ended June 30, 2007, the Fund returned 4.16% as compared to 3.14% for the benchmark. In terms of industry exposures, superior security selection in telecom-integrated, media-cable, media-broadcast and diversified capital contributed to performance. An underweight to metals/mining hurt relative returns.

The Fund continues to benefit from an underweight to BB-rated securities as the compression between lower rated securities and the broad market has persisted. We have, however, used the recent Treasury weakening as an opportunity to partially cover this underweight as the BB index now yields 7.25%.

At the sector level, we remain constructive on corporate spending and the commercial cycle broadly. In contrast, we have grown more cautious with respect to consumer driven sectors given high energy prices and weak housing data. Additionally, we are maintaining an overweight in the cable sector as we expect product bundling will continue to support subscriber and margin growth.

The recent equity volatility in February combined with fears from subprime lending in June has proven that the high yield market is vulnerable to external shocks. We believe it may display some volatility in the future. While

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

the new issue calendar will continue to pressure in the near-term, the recent spread widening has brought valuations more in–line to fair value. We will look for opportunities to add exposure in new issues with cheaper pricing and better covenants as well as higher yielding BB-rated securities.

Martha Metcalf Chief Investment Officer*	Keith M. Schappert Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are generally heightened for emerging- market investments. The Fund may include a greater degree of risk than other funds that invest in larger, more-developed markets.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

We wish to remind shareholders about the Fund's dividend reinvestment program known as the InvestlinkSM Program (the "Program"). The Program is sponsored and administered by Computershare Trust Company N.A. ("Computershare"), not by the Fund. Computershare will act as program administrator (the "Program Administrator") of the Program. The purpose of the Program is to provide existing shareholders with a simple and convenient way to invest additional funds and reinvest dividends in shares of the Fund's common stock. The enrollment form and information relating to the Program (including the terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: (800) 730-6001 (U.S and Canada) or (781) 575-3100 (outside U.S. and Canada). All correspondence regarding the Program should be directed to: Computershare Trust Company, N.A., InvestLinkSM Program, P.O. Box 43010, Providence, RI 02940-3010.

  *  Martha B. Metcalf is a Managing Director of Credit Suisse Asset Management, LLC ("Credit Suisse") and head of the U.S. High Yield Management Team. She has served in these capacities since 2005. As of November 2005, she is primarily responsible for the management of the Fund's assets. From 2000 until 2005, she was a Managing Director and Portfolio Manager of Global High Yield bonds, and head of a global high yield business with responsibility for total return, as well as structured portfolios at Invesco. Prior to her tenure at Invesco, Ms. Metcalf served for over 10 years at JPMorgan Investment Management, where she was Vice President and Portfolio Manager for High Yield Corporate bonds.

  **  Keith M. Schappert is Executive Vice Chairman and Head of Asset Management for Americas of Credit Suisse and CEO/President of the Fund. Mr. Schappert joined Credit Suisse in 2006 from Federated Investment Advisory Companies, where he was CEO and President from 2002. Prior to Federated, Mr. Schappert was CEO and President of JP Morgan Investment Management from 1994 to 2001.

1  Assuming reinvestment of dividends of $0.15 per share.

2  The Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below-investment-grade, U.S. dollar-denominated corporate bonds issued in the U.S. domestic market. Any individual issuer is capped at 2%. Investors cannot invest directly in an index.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Top Ten Holdings

(% of net assets as of 6/30/07)

Security Description

1.	HCA, Inc. 6.500%, 02/15/16	1.25%
2.	SunGard Data Systems, Inc. 10.250%, 08/15/15	0.85%
3.	General Motors Corp. 7.125%, 07/15/13	0.84%
4.	CCH I LLC 11.000%, 10/01/15	0.80%
5.	General Motors Acceptance Corp. 5.625%, 05/15/09	0.76%
6.	Freescale Semiconductor, Inc. 10.125%, 12/15/16	0.75%
7.	Smurfit-Stone Container 8.375%, 07/01/12	0.74%
8.	General Motors Corp. 8.375%, 07/15/33	0.74%
9.	Ford Motor Credit Co. 7.00%, 10/1/13	0.73%
10.	Chesapeake Energy Corp. 6.875%, 01/15/16	0.73%

Credit Quality Breakdown

(% of total investments as of 6/30/07)

S&P Ratings

BBB	0.4%
BB	11.5
B	49.6
CCC	35.0
CC	0.8
D	0.3
N/R	0.9
Subtotal	98.5
Time Deposit	0.5
Equities and Other	1.0
Total	100.0%

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS (88.0%)
Aerospace/Defense (1.6%)
$275	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B , B3)	02/01/18	7.625	$279,125
275	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B , B3)	11/01/13	6.875	268,125
200	Hawker Beechcraft Acquisition Company LLC, Rule 144A, Senior Notes (Callable 04/01/11 @ $104.25) ‡	(B- , B3)	04/01/15	8.500	207,000
375	Hawker Beechcraft Acquisition Company LLC, Rule 144A, Senior Notes (Callable 04/01/11 @ $104.44) ‡	(B- , B3)	04/01/15	8.875	387,187
775	Hawker Beechcraft Acquisition Company LLC, Rule 144A, Senior Subordinated Notes (Callable 04/01/12 @ $104.88) ‡	(B- , Caa1)	04/01/17	9.750	811,812
475	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(NR , Caa1)	11/15/14	7.750	505,875
725	L-3 Communication Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+ , Ba3)	01/15/15	5.875	676,062
150	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B- , B3)	07/15/14	7.750	152,250
300	TransDigm, Inc., Rule 144A, Senior Subordinated Notes (Callable 07/15/09 @ $105.81) ‡	(B- , B3)	07/15/14	7.750	304,500
					3,591,936
Agriculture (0.4%)
825	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00) ‡	(B , Caa1)	11/01/10	10.500	874,500
Apparel/Textiles (0.7%)
675	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B , B2)	01/15/15	9.750	725,625
275	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.13)	(B , B2)	12/15/12	12.250	299,062
500	Propex Fabrics, Inc., Global Company Guaranteed Notes (Callable 12/01/08 @ $105.00)	(CCC , Caa1)	12/01/12	10.000	450,000
					1,474,687
Auto Loans (3.9%)
1,725	Ford Motor Credit Co., Global Notes	(B , B1)	10/01/13	7.000	1,600,167
750	Ford Motor Credit Co., Global Notes	(B , B1)	06/15/10	7.875	750,340
425	Ford Motor Credit Co., Senior Notes	(B , B1)	08/10/11	9.875	446,468
650	Ford Motor Credit Co., Senior Unsecured Notes	(B , B1)	06/16/08	6.625	649,708
1,300	Ford Motor Credit Co., US Domestic, Senior Unsecured Notes	(B , B1)	12/15/16	8.000	1,247,216
1,700	General Motors Acceptance Corp., Global Notes	(BB+ , Ba1)	05/15/09	5.625	1,662,867
1,480	General Motors Acceptance Corp., Global Notes	(BB+ , Ba1)	12/01/14	6.750	1,419,351
850	GMAC LLC, US Domestic, Senior Unsubordinated Notes	(BB+ , Ba1)	12/15/11	6.000	808,868
					8,584,985
Automobile Parts & Equipment (2.1%)
650	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)	(CCC+ , B2)	12/01/11	9.000	676,000
275	Altra Industrial Motion, Inc., Rule 144A, Secured Notes (Callable 12/01/08 @ $104.50) ‡	(CCC+ , B2)	12/01/11	9.000	286,000
800	American Tire Distributors Holdings, Inc., Global Senior Notes (Callable 04/01/09 @ $105.38) §	(CCC+ , Caa1)	04/01/13	10.750	820,000
812	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50) §	(B , Ba3)	07/01/15	9.000	878,990
75	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes (Callable 08/13/07 @ $100.00) ‡	(B , Ba3)	12/01/09	9.140	75,562
16	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.31) ‡	(B , Ba3)	12/01/11	8.625	16,920
450	Keystone Automotive Operations, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.88)	(CCC+ , Caa2)	11/01/13	9.750	393,750
775	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+ , Caa1)	08/15/14	10.000	823,437
600	Visteon Corp., Global Senior Notes	(CCC+ , Caa2)	08/01/10	8.250	598,500
					4,569,159
Automotive (2.0%)
1,210	Ford Motor Co., Global Notes	(CCC+ , Caa1)	07/16/31	7.450	972,537
1,950	General Motors Corp., Global Senior Notes §	(B- , Caa1)	07/15/13	7.125	1,835,437
1,750	General Motors Corp., Global Senior Unsubordinated Notes §	(B- , Caa1)	07/15/33	8.375	1,605,625
					4,413,599
Beverage (0.2%)
525	Constellation Brands, Inc., Company Guaranteed Notes	(BB- , Ba3)	09/01/16	7.250	514,500
Brokerage (0.2%)
175	E*TRADE Financial Corp., Global Senior Unsecured Notes (Callable 06/15/08 @ $104.00)	(BB- , Ba2)	06/15/11	8.000	180,250
315	E*TRADE Financial Corp., US Domestic, Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(BB- , Ba2)	12/01/15	7.875	329,569
					509,819

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Building & Construction (1.8%)
$900	Ashton Woods, Global Senior Subordinated Notes (Callable 10/01/10 @ $104.75)	(B- , B3)	10/01/15	9.500	$837,000
500	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(BB , Ba3)	01/15/16	6.250	427,500
600	KB Home, Senior Notes §	(BB+ , Ba1)	06/15/15	6.250	531,000
625	Standard Pacific Corp., Global Senior Notes §	(BB , Ba3)	08/15/15	7.000	553,125
750	TOUSA, Inc., Global Senior Subordinated Notes §	(CCC+ , Caa2)	01/15/15	7.500	521,250
425	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31) §	(B+ , Caa1)	03/15/15	6.625	384,625
250	William Lyon Homes, Inc., Global Senior Notes (Callable 02/15/09 @ $103.75) §	(B , Caa1)	02/15/14	7.500	211,250
500	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)	(B , Caa1)	12/15/12	7.625	430,000
					3,895,750
Building Materials (3.9%)
750	Associated Materials, Inc., Global Senior Discount Notes (Callable 03/01/09 @ $105.63) +	(CCC , Caa2)	03/01/14	0.000	562,500
825	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(BB- , B2)	08/01/14	7.750	804,375
1,000	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B , B2)	10/01/12	9.875	1,050,000
750	CPG International I, Inc., Global Senior Unsecured Notes (Callable 07/01/09 @ $105.25)	(B- , B3)	07/01/13	10.500	772,500
300	Dayton Superior Corp., Company Guaranteed Notes (Callable 08/13/07 @ $102.17)	(CCC+ , Caa2)	06/15/09	13.000	306,750
500	Dayton Superior Corp., Global Company Guaranteed Notes (Callable 08/13/07 @ $102.81)	(B , B2)	09/15/08	10.750	513,750
375	General Cable Corp., Rule 144A, Senior Notes (Callable 04/01/09 @ $102.00) ‡	(B+ , B1)	04/01/15	7.725	376,875
175	General Cable Corp., Rule 144A, Senior Notes (Callable 04/01/12 @ $103.56) ‡	(B+ , B1)	04/01/17	7.125	174,125
875	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94) §	(B- , B3)	12/15/12	7.875	870,625
400	Interface, Inc., Global Senior Subordinated Notes (Callable 02/01/09 @ $104.75)	(CCC+ , B3)	02/01/14	9.500	433,000
325	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B- , B1)	11/01/11	9.000	337,187
250	Norcraft Holdings LP, Global Senior Discount Notes (Callable 09/01/08 @ $104.88)	(B- , B3)	09/01/12	9.750	230,000
700	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+ , B3)	09/01/14	8.500	670,250
750	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38) §+	(CCC+ , Caa1)	03/01/14	0.000	547,500
1,025	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50) §	(CCC+ , Caa1)	02/15/12	9.000	926,344
					8,575,781
Chemicals (2.5%)
650	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94) +	(B- , B3)	11/15/14	0.000	559,000
375	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)	(BB+ , Ba2)	06/01/13	10.500	406,875
675	Lyondell Chemical Co., Global Senior Unsecured Notes (Callable 09/15/10 @ $104.00)	(B+ , B1)	09/15/14	8.000	696,937
925	Lyondell Chemical Co., Global Senior Unsecured Notes (Callable 09/15/11 @ $104.13)	(B+ , B1)	09/15/16	8.250	971,250
250	Momentive Performance Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/10 @ $104.88) ‡	(B- , B3)	12/01/14	9.750	253,750
625	Momentive Performance Materials, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/01/11 @ $105.75) ‡	(CCC+ , Caa2)	12/01/16	11.500	634,375
800	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50) +	(B- , B3)	02/01/14	0.000	732,000
312	PolyOne Corp., Global Company Guaranteed Notes (Callable 08/13/07 @ $105.31)	(B+ , B2)	05/15/10	10.625	328,380
250	PolyOne Corp., Senior Notes §	(B+ , B2)	05/01/12	8.875	249,375
725	Terra Capital, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB- , B1)	02/01/17	7.000	703,250
					5,535,192
Computer Hardware (0.2%)
500	Activant Solutions, Inc., Senior Unsubordinated Notes (Callable 05/01/11 @ $104.75)	(CCC+ , Caa1)	05/01/16	9.500	493,750
Consumer - Products (2.3%)
1,175	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13) +	(CCC+ , B3)	10/01/12	0.000	1,063,375
1,000	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+ , Caa1)	05/01/14	8.750	992,500
825	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00)	(CCC- , Caa2)	02/01/12	8.000	796,125
550	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B- , B3)	05/01/17	7.500	545,875
525	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 08/13/07 @ $103.13)	(B- , Caa1)	06/01/11	9.375	542,062
594	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B- , B3)	04/15/12	9.250	611,820
500	Revlon Consumer Products Corp., Global Senior Notes (Callable 04/01/08 @ $104.75) §	(CCC- , Caa2)	04/01/11	9.500	478,750
					5,030,507

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Diversified Capital Goods (1.6%)
$575	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/08 @ $102.00) ‡#	(B , B2)	12/15/13	9.235	$589,375
400	RBS Global, Inc., & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(CCC+ , B3)	08/01/14	9.500	412,000
500	RBS Global, Inc., & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $105.88) §	(CCC+ , Caa1)	08/01/16	11.750	540,000
575	Sensus Metering Systems, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B- , B3)	12/15/13	8.625	586,500
625	Titan International, Inc., Global Company Guaranteed Notes	(B , B3)	01/15/12	8.000	645,312
694	TriMas Corp., Global Company Guaranteed Notes (Callable 08/13/07 @ $104.94)	(B1 , B3)	06/15/12	9.875	716,555
					3,489,742
Electric - Generation (2.4%)
450	AES Corp., Senior Notes	(B , B1)	03/01/14	7.750	453,375
800	Calpine Generating Co., Global Secured Notes (Callable 04/01/08 @ $103.50) Ø	(D , NR)	04/01/10	7.756	224,000
1,200	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B- , B2)	05/01/16	8.375	1,179,000
375	Dynegy Holdings, Inc., Rule 144A, Senior Notes ‡	(B- , B2)	06/01/15	7.500	354,844
725	Dynegy Holdings, Inc., Rule 144A, Senior Unsecured Notes ‡	(B- , B2)	06/01/19	7.750	677,875
350	Edison Mission Energy, Rule 144A, Senior Notes ‡	(BB- , B1)	05/15/17	7.000	331,625
200	Edison Mission Energy, Rule 144A, Senior Notes ‡	(BB- , B1)	05/15/19	7.200	189,000
271	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+ , Ba2)	01/02/16	8.560	289,454
25	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B , B1)	01/15/17	7.375	25,156
425	NRG Energy, Inc., Senior Notes (Callable 2/01/11 @ $103.69)	(B , B1)	02/01/16	7.375	427,125
575	Reliant Energy, Inc., Senior Notes	(B- , B3)	06/15/14	7.625	563,500
575	Reliant Energy, Inc., Senior Notes	(B- , B3)	06/15/17	7.875	562,062
					5,277,016
Electric - Integrated (0.2%)
500	Mirant Americas Generation LLC, Senior Notes Ø	(NR , NR)	05/01/06	7.625	0
300	Mirant Corp., Rule 144A, Senior Notes ‡Ø	(B , NR)	07/15/04	7.400	23,901
300	Sierra Pacific Resources, Global Senior Unsecured Notes (Callable 03/15/09 @ $104.31)	(B , B1)	03/15/14	8.625	323,494
					347,395
Electronics (2.2%)
1,000	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(B , B1)	05/15/13	7.750	966,250
190	Ampex Corp., Secured Notes (Callable 08/13/07 @ $100.00) ^	(NR , NR)	08/15/08	12.000	189,942
200	Freescale Semiconductor, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.44) ‡	(B , B1)	12/15/14	8.875	192,000
1,725	Freescale Semiconductor, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/11 @ $105.06) ‡	(B , B2)	12/15/16	10.125	1,630,125
258	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 08/13/07 @ $105.13)	(B , B2)	02/15/12	10.250	271,545
775	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.63) ‡	(B , Caa1)	01/15/16	11.250	802,125
750	Viasystems, Inc., Global Senior Subordinated Notes (Callable 01/15/08 @ $105.25)	(B- , Caa1)	01/15/11	10.500	768,750
					4,820,737
Energy - Exploration & Production (2.4%)
775	Chaparral Energy, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $104.44) ‡	(CCC+ , Caa1)	02/01/17	8.875	769,187
1,611	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB , Ba2)	01/15/16	6.875	1,582,807
650	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B , B1)	12/01/17	7.250	601,250
100	Forest Oil Corp., Global Company Guaranteed Notes (Callable 08/13/07 @ $103.88)	(B+ , B1)	05/01/14	7.750	101,500
225	Forest Oil Corp., Rule 144A, Senior Notes (Callable 06/15/12 @ $103.63) ‡	(B+ , B1)	06/15/19	7.250	219,375
600	Hilcorp Energy I LP/Hilcorp Finance Co., Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50) ‡	(B , B3)	06/01/16	9.000	624,000
800	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B- , B3)	07/15/13	9.125	850,000
200	Plains Exploration & Production Co., Company Guaranteed (Callable 06/15/11 @ $103.88)	(BB- , B1)	06/15/15	7.750	199,500
375	Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 05/01/08 @ $103.63)	(B , B1)	05/01/12	7.250	358,125
					5,305,744
Environmental (1.2%)
1,525	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69) §	(B+ , B2)	04/15/14	7.375	1,513,562
1,100	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC+ , Caa1)	04/15/14	9.500	1,161,875
					2,675,437

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Food & Drug Retailers (1.1%)
$1,200	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88) §	(CC , Caa3)	08/01/11	9.750	$1,179,000
150	Ingles Markets, Inc., Global Company Guaranteed Notes (Callable 08/13/07 @ $104.44)	(B , B3)	12/01/11	8.875	156,187
250	Rite Aid Corp., Rule 144A, Company Guaranteed (Callable 06/15/11 @ $104.69) ‡	(CCC+ , Caa1)	12/15/15	9.375	241,250
750	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)	(B+ , B2)	06/15/12	8.125	759,375
50	Stater Brothers Holdings, Inc., Rule 144A, Senior Notes (Callable 04/15/11 @ $103.88) ‡	(B+ , B2)	04/15/15	7.750	50,375
					2,386,187
Food - Wholesale (1.1%)
525	Dole Foods Co., Inc., Debentures Notes §	(B- , Caa1)	07/15/13	8.750	514,500
550	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25)	(B- , Caa1)	08/01/11	10.500	574,750
675	Smithfield Foods, Inc., Senior Unsecured Notes	(BB , Ba3)	07/01/17	7.750	678,375
250	Swift & Co., Global Company Guaranteed Notes (Callable 08/13/07 @ $105.06)	(B- , Caa1)	10/01/09	10.125	259,282
300	Swift & Co., Global Senior Subordinated Notes (Callable 08/13/07 @ $106.25) §	(CCC+ , Caa1)	01/01/10	12.500	317,562
					2,344,469
Forestry & Paper (3.4%)
525	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+ , B2)	10/15/14	7.125	501,375
1,150	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 08/13/07 @ $107.31)	(B , B2)	03/15/10	9.750	1,147,125
600	Georgia-Pacific Corp., Debentures Notes	(B , B2)	06/15/15	7.700	597,000
200	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56) ‡	(B , Ba3)	01/15/17	7.125	193,000
775	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 8/15/08 @ $104.75)	(B- , B3)	08/15/13	9.500	808,906
375	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/09 @ $104.88)	(B- , B3)	03/15/14	9.750	383,437
525	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)	(B , B2)	05/01/12	10.000	569,625
600	NewPage Corp., Global Senior Subordinated Notes (Callable 05/01/09 @ $106.00) §	(CCC+ , B3)	05/01/13	12.000	658,500
1,600	Smurfit-Stone Container Enterprises, Inc., Global Senior Notes (Callable 08/13/07 @ $104.19)	(CCC+ , B3)	07/01/12	8.375	1,610,000
675	Verso Paper Holdings LLC, Inc., Rule 144A, Senior Subordinated Notes (Callable 08/01/11 @ $105.69) ‡	(CCC+ , B3)	08/01/16	11.375	723,937
125	Verso Paper Holdings LLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.56) ‡	(B+ , B2)	08/01/14	9.125	129,687
					7,322,592
Gaming (4.6%)
725	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69) ‡	(B , B2)	12/15/14	9.375	728,625
1,000	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00) ‡	(CCC+ , B3)	08/01/13	8.000	1,000,000
150	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63) ‡	(BB , Ba2)	11/15/19	7.250	148,500
375	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., Rule 144A, Mortgage Notes (Callable 06/15/11 @ $105.13) ‡	(CCC+ , Caa1)	06/15/15	10.250	371,250
525	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(B- , B3)	06/01/12	8.125	532,875
475	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)	(B- , B3)	11/15/10	12.000	511,812
1,100	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B- , B3)	06/15/14	9.750	1,148,125
425	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B+ , B1)	10/15/10	9.500	444,125
550	Majestic Star Casino LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)	(CCC+ , Caa1)	01/15/11	9.750	534,875
725	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	06/01/16	7.500	691,469
700	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	01/15/17	7.625	669,375
125	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB , Ba2)	04/01/13	6.750	119,375
625	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)	(B- , Caa1)	06/01/15	8.500	623,437
500	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56) ‡	(B+ , B1)	09/15/14	9.125	511,250
175	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55) ‡	(BB- , B1)	09/15/12	8.625	183,312
1,325	Wimar Opco LLC, Rule 144A, Senior Subordinated Notes (Callable 12/15/10 @ $104.81) ‡	(CCC+ , B3)	12/15/14	9.625	1,281,937
500	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BB+ , B1)	12/01/14	6.625	484,375
					9,984,717
Gas Distribution (1.4%)
1,150	El Paso Performance-Link, Rule 144A, Notes ‡	(NR , Ba3)	07/15/11	7.750	1,190,250
525	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B , B1)	03/01/16	8.250	542,062
775	Williams Companies, Inc., Notes	(BB , Ba2)	03/15/12	8.125	826,344
400	Williams Partners LP/Williams Partners Finance Corp., Global Company Guaranteed Notes	(BB+ , Ba3)	02/01/17	7.250	404,000
					2,962,656

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Health Services (5.3%)
$225	Community Health Systems, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $104.44) ‡	(B- , B3)	07/15/15	8.875	$229,219
700	HCA, Inc., Global Senior Unsecured Notes	(B- , Caa1)	01/15/15	6.375	596,750
3,200	HCA, Inc., Global Senior Unsecured Notes	(B- , Caa1)	02/15/16	6.500	2,724,000
1,225	HCA, Inc., Rule 144A, Secured Notes (Callable 11/15/11 @ $104.63) ‡	(BB- , B2)	11/15/16	9.250	1,307,687
400	HCA, Inc., Senior Unsecured Notes	(B- , Caa1)	02/15/13	6.250	362,000
800	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+ , Caa1)	06/15/16	10.750	872,000
650	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(CCC+ , B3)	06/15/14	8.750	653,250
100	Service Corp International, Rule 144A, Senior Notes ‡	(BB- , B1)	04/01/15	6.750	96,875
550	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+ , Ba3)	02/15/13	6.250	532,125
1,500	Tenet Healthcare Corp., Global Senior Notes	(CCC+ , Caa1)	07/01/14	9.875	1,492,500
500	Tenet Healthcare Corp., Global Senior Notes	(CCC+ , Caa1)	02/01/15	9.250	477,500
650	Triad Hospitals, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50)	(B+ , B2)	11/15/13	7.000	684,904
275	Universal Hospital Services. Inc., Rule 144A, Secured Notes (Callable 06/01/09 @ $102.00) ‡#	(B+ , B3)	06/01/15	8.759	276,375
300	Universal Hospital Services. Inc., Rule 144A, Secured Notes (Callable 06/01/11 @ $104.25) ‡	(B+ , B3)	06/01/15	8.500	298,500
950	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+ , Caa1)	10/01/14	9.000	945,250
					11,548,935
Hotels (0.9%)
500	Bluegreen Corp., Series B, Company Guaranteed Notes (Callable 08/13/07 @ $100.00)	(B- , B3)	04/01/08	10.500	502,500
425	Felcor Lodging LP, Global Company Guaranteed Notes	(B+ , Ba3)	06/01/11	8.500	448,906
250	Host Hotels & Resorts LP, Company Guaranteed Notes (Callable 11/01/10 @ $103.44)	(BB , Ba1)	11/01/14	6.875	248,437
825	Host Marriott LP, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB , Ba1)	06/01/16	6.750	812,625
					2,012,468
Household & Leisure Products (1.0%)
650	ALH Finance LLC, Senior Subordinated Notes (Callable 01/15/09 @ $104.25)	(CCC+ , B3)	01/15/13	8.500	648,375
400	Ames True Temper, Inc., Global Company Guaranteed Notes (Callable 08/13/07 @ $103.00)	(CCC+ , Caa1)	01/15/12	7.141	405,000
600	Ames True Temper, Inc., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.00)	(CCC- , Caa3)	07/15/12	10.000	570,000
325	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)	(B , B2)	06/15/14	8.250	334,750
225	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)	(CCC+ , B2)	01/15/14	7.875	225,000
					2,183,125
Leisure (0.8%)
350	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 08/13/07 @ $105.25) §	(D , Ca)	07/15/11	10.500	377,563
675	Six Flags, Inc., Global Senior Notes (Callable 04/15/08 @ $104.88) §	(CCC , Caa1)	04/15/13	9.750	638,719
700	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81) §	(CCC , Caa1)	06/01/14	9.625	652,750
					1,669,032
Machinery (0.5%)
525	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B , B3)	02/15/17	8.625	557,813
450	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/07 @ $104.63)	(BB+ , Ba3)	08/01/11	9.250	473,940
					1,031,753
Media - Broadcast (2.8%)
525	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B- , B1)	12/15/12	7.750	530,250
525	Barrington Broadcasting Group LLC, Rule 144A, Senior Subordinated Notes (Callable 08/15/10 @ $105.25) ‡	(CCC+ , B3)	08/15/14	10.500	549,938
575	CMP Susquehanna Corp., Rule 144A, Senior Subordinated Notes (Callable 05/15/10 @ $104.94) ‡	(CCC , B3)	05/15/14	9.875	577,875
300	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B- , B2)	09/15/14	8.625	321,000
850	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00) ‡	(CCC- , Caa2)	01/15/13	10.777	881,875
575	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63) ‡	(CCC+ , Caa1)	06/15/15	9.250	572,125
500	Sirius Satellite Radio, Inc., Global Senior Unsecured Notes (Callable 09/01/09 @ $104.81)	(CCC , Caa2)	08/01/13	9.625	492,500
985	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88) ‡	(CCC+ , B3)	03/15/15	9.750	977,613
400	XM Satellite Radio, Inc., Global Company Guaranteed Notes (Callable 05/01/08 @ $102.00)	(CCC , Caa1)	05/01/13	9.989	388,000
925	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC- , Caa1)	01/15/14	8.750	878,750
					6,169,926

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Media - Cable (5.5%)
$1,050	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+ , Caa1)	01/15/14	9.375	$1,065,750
1,500	CCH I Holdings LLC, Global Company Guaranteed Notes (Callable 09/30/07 @ $100.00) §	(CCC , Caa3)	04/01/14	9.920	1,395,000
1,662	CCH I Holdings LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC , Caa2)	10/01/15	11.000	1,743,023
1,450	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)	(CCC , Caa1)	11/15/13	8.750	1,482,625
495	Charter Communications Holdings LLC, Senior Discount Notes (Callable 08/13/07 @ $100.00)	(CCC , Caa3)	04/01/11	9.920	495,619
1,200	CSC Holdings, Inc., Global Senior Notes	(B+ , B2)	04/15/12	7.250	1,146,000
655	CSC Holdings, Inc., Senior Notes	(B+ , B2)	04/01/11	7.625	653,363
250	DirecTV Holdings LLC, Global Senior Notes (Callable 03/15/08 @ $104.19)	(BB- , Ba3)	03/15/13	8.375	262,813
750	Echostar DBS Corp., Global Company Guaranteed Notes	(BB- , Ba3)	10/01/14	6.625	718,125
300	GCI, Inc., Global Senior Unsecured Notes (Callable 02/15/09 @ $103.63)	(B , B1)	02/15/14	7.250	285,000
250	Insight Communications Co., Inc., Senior Discount Notes (Callable 08/13/07 @ $104.08) +	(CCC+ , B3)	02/15/11	0.000	261,875
259	Insight Midwest/Insight Capital, Senior Notes (Callable 08/13/07 @ $101.63)	(B , B3)	10/01/09	9.750	261,590
1,150	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)	(B , B3)	10/15/15	8.500	1,161,500
525	Mediacom LLC/Capital Corp., Senior Notes (Callable 08/13/07 @ $101.97)	(B , B3)	02/15/11	7.875	525,000
600	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25) ‡	(CCC , Caa1)	01/15/15	10.500	592,344
					12,049,627
Media - Services (0.2%)
475	WMG Holdings Corp., Global Company Guaranteed Notes (Callable 12/15/09 @ $104.75) +	(B , B2)	12/15/14	0.000	363,375
Metals & Mining Excluding Steel (2.0%)
125	Aleris International, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.5) ‡	(B- , B3e)	12/15/14	9.000	126,719
675	Aleris International, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/11 @ $105.00) ‡	(B- , Caa1)	12/15/16	10.000	673,313
500	Alpha Natural Resources, Global Company Guaranteed Notes (Callable 06/01/08 @ $105.00)	(B- , B3)	06/01/12	10.000	530,000
625	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BB , Ba3)	04/01/15	8.250	660,938
625	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BB , Ba3)	04/01/17	8.375	668,750
1,050	Noranda Aluminium Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/08 @ $102.00) ‡#	(CCC+ , B3)	05/15/15	9.360	1,018,500
675	Southern Copper Corp., Global Senior Notes	(BBB- , Baa2)	07/27/35	7.500	726,325
					4,404,545
Non-Food & Drug Retailers (4.1%)
250	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(CCC+ , B3)	02/15/12	9.000	267,500
855	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $105.44)	(CCC+ , Caa1)	02/15/12	10.875	915,337
525	Asbury Automotive Group, Inc., Rule 144A, Senior Subordinated Notes (Callable 03/15/12 @ $103.81) ‡	(B , B3)	03/15/17	7.625	519,750
825	Brookstone Co., Inc., Global Secured Notes (Callable 10/15/09 @ $106.00) §	(B , Caa1)	10/15/12	12.000	849,750
825	Claire's Stores, Inc., Rule 144A, Senior Notes (Callable 06/01/11 @ $104.81) ‡	(CCC+ , Caa1)	06/01/15	9.625	767,250
650	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)	(B- , Caa1)	06/01/12	8.375	578,500
703	Flooring America, Inc., Series B, Company Guaranteed Notes ^Ø	(NR , NR)	10/15/07	9.250	0
525	GSC Holdings Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)	(BB- , Ba3)	10/01/12	8.000	551,250
300	Michaels Stores, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $105.00) ‡	(CCC , B2)	11/01/14	10.000	309,000
700	Michaels Stores, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/01/11 @ $105.69) ‡	(CCC , Caa1)	11/01/16	11.375	735,000
500	Nebraska Book Co, Inc., Global Company Guaranteed Notes (Callable 03/15/08 @ $104.31)	(CCC , B3)	03/15/12	8.625	498,750
1,000	Neiman-Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(B- , B3)	10/15/15	10.375	1,105,000
650	PCA LLC, Global Senior Notes Ø	(NR , NR)	08/01/09	11.875	37,375
400	SGS International, Inc., Global Company Guaranteed Notes (Callable 12/15/09 @ $106.00)	(B- , B3)	12/15/13	12.000	438,000
547	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+ , B2)	12/15/13	10.625	596,230
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(CCC+ , B3)	02/15/15	8.500	48,750
750	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88) §	(CCC+ , Caa1)	02/15/17	9.750	729,375
					8,946,817
Office Equipment (0.1%)
200	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)	(BB , Ba3)	09/15/15	7.750	204,543
Oil Refining & Marketing (0.1%)
200	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00)	(B , B2)	05/15/14	8.000	216,460

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Packaging (2.9%)
$850	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC+ , Caa2)	03/01/16	10.250	$854,250
840	Berry Plastics Holding Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(B , B3)	09/15/14	8.875	854,700
1,025	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50) §	(CCC , Caa2)	12/01/12	11.000	937,875
410	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B , B1)	11/15/15	7.750	414,100
25	Graham Packaging Co, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+ , Caa1)	10/15/12	8.500	25,281
775	Graham Packaging Co, Inc., Global Company Guaranteed Notes (Callable 10/15/09 @ $104.94) §	(CCC+ , Caa1)	10/15/14	9.875	787,594
680	Owens Brockway Glass Container, Inc., Global Company Guaranteed Notes (Callable 05/15/08 @ $104.13)	(B , B3)	05/15/13	8.250	707,200
725	Pliant Corp., Global Secured Notes (Callable 08/13/07 @ $105.56)	(CCC , Caa1)	09/01/09	11.125	714,125
1,175	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)	(CCC- , Caa2)	02/15/14	8.500	1,034,000
					6,329,125
Printing & Publishing (3.7%)
775	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 08/13/07 @ $100.00) §	(CCC- , Caa2)	05/01/09	10.250	738,188
875	CBD Media Holdings Finance, Inc., Global Senior Subordinated Notes (Callable 07/15/08 @ $104.63)	(CCC+ , Caa1)	07/15/12	9.250	910,000
200	Deluxe Corp., Rule 144A, Senior Notes (Callable 06/01/11 @ $103.69) ‡	(BB- , Ba2)	06/01/15	7.375	200,000
350	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50) +	(B , B3)	11/15/13	0.000	331,188
750	Haights Cross Operating Co., Global Company Guaranteed Notes (Callable 08/15/08 @ $105.88)	(CCC- , Caa2)	08/15/11	11.750	797,813
525	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ 104.00)	(B+ , B2)	11/15/16	8.000	532,875
2,000	Premier Graphics, Inc., Company Guaranteed Notes ^Ø	(NR , NR)	12/01/05	11.500	0
900	R.H. Donnelley Corp., Series A-2 Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B , B3)	01/15/13	6.875	857,250
150	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B , B3)	01/15/16	8.875	156,750
1,600	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)	(B , B3)	01/15/13	6.875	1,524,000
850	Reader's Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50) ‡	(CCC+ , Caa1)	02/15/17	9.000	799,000
775	Valassis Communications, Inc., Rule 144A, Senior Notes (Callable 03/01/11 @ $104.13) ‡	(B- , B3)	03/01/15	8.250	759,500
400	Vertis, Inc., Global Company Guaranteed Notes (Callable 08/13/07 @ $102.72) §	(CCC , Caa1)	06/15/09	10.875	394,000
					8,000,564
Restaurants (1.0%)
850	Buffets, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $106.25)	(CCC , Caa1)	11/01/14	12.500	818,125
475	Denny's Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(B- , B3)	10/01/12	10.000	503,500
600	Friendly Ice Cream Corp., Global Senior Notes (Callable 06/15/08 @ $104.19) §	(CCC+ , Caa1)	06/15/12	8.375	630,000
275	OSI Restaurant Partners, Inc., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.00) ‡	(CCC+ , Caa1)	06/15/15	10.000	264,000
					2,215,625
Software/Services (0.9%)
1,750	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B- , Caa1)	08/15/15	10.250	1,859,375
Steel Producers/Products (1.2%)
83	AK Steel Corp., Company Guaranteed Notes (Callable 08/13/07 @ $100.00)	(B+ , B2)	02/15/09	7.875	83,208
575	AK Steel Corp., Global Company Guaranteed Notes (Callable 08/13/07 @ $103.88)	(B+ , B2)	06/15/12	7.750	577,875
725	PNA Group, Inc., Rule 144A, Senior Notes (Callable 09/01/11 @ $105.38) ‡	(B- , B3)	09/01/16	10.750	793,875
250	PNA Holding Corp., Rule 144A, Senior Notes (Callable 02/15/08 @ $102.00) ‡	(B- , Caa1)	02/15/13	12.360	253,750
800	RathGibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.63)	(B- , B3)	02/15/14	11.250	844,000
0	WCI Steel Acquisition, Inc., Senior Notes [1]	(NR , NR)	05/01/16	8.000	336
250	WCI Steel, Escrow Ø	(NR , NR)	12/01/04	10.000	9,678
					2,562,722
Support - Services (5.4%)
400	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+ , Caa1)	07/15/11	11.375	404,000
200	Aramark Corp., Rule 144A, Senior Notes (Callable 02/01/09 @ $102.00) ‡	(B- , B3e)	02/01/15	8.860	204,000
300	Aramark Corp., Rule 144A, Senior Notes (Callable 02/01/11 @ $104.25) ‡	(B- , B)	02/01/15	8.500	306,750
200	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50) ‡	(B , B3)	08/15/16	9.000	210,500
100	Education Management LLC, Senior Notes (Callable 06/01/10 @ $104.38)	(CCC+ , B2)	06/01/14	8.750	103,000
675	Education Management LLC, Senior Subordinated Notes (Callable 06/01/11 @ $105.13)	(CCC+ , Caa1)	06/01/16	10.250	713,813
300	Hertz Corp., Senior Notes (Callable 01/01/10 @ $104.44)	(B , B1)	01/01/14	8.875	314,250
400	Hertz Corp., Senior Subordinated Notes (Callable 01/01/11 @ $105.25)	(B , B2)	01/01/16	10.500	444,000

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Support - Services
$740	HydroChem Industrial Services, Rule 144A, Senior Subordinated Notes (Callable 02/15/09 @ $104.63) ‡	(CCC+ , Caa1)	02/15/13	9.250	$765,900
250	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B , B3)	01/01/16	6.625	230,625
350	Iron Mountain, Inc., Company Guaranteed Notes (Callable 08/13/07 @ $102.88)	(B , B3)	04/01/13	8.625	352,625
1,100	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 08/13/07 @ $105.34) +	(CCC+ , Caa1)	05/15/13	0.000	1,144,000
475	KAR Holdings, Inc., Rule 144A, Senior Notes (Callable 05/01/10 @ $104.38) ‡	(CCC , B3)	05/01/14	8.750	467,875
425	KAR Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/01/11 @ $105.00) ‡	(CCC , Caa1)	05/01/15	10.000	416,500
650	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88) ‡	(B- , B3)	08/01/14	9.750	695,500
800	Neff Corp., Rule 144A, Senior Notes (Callable 06/01/11 @ $105.00) ‡	(B- , Caa2)	06/01/15	10.000	802,000
725	Rental Service Corp., Rule 144A, Bonds (Callable 12/01/10 @ $104.75) ‡	(B- , Caa1)	12/01/14	9.500	743,125
1,175	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)	(CCC+ , Caa1)	09/01/16	11.875	1,302,781
1,050	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50) §	(B , B3)	02/15/14	7.000	1,029,000
575	Varietal Distribution Merger Sub, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.13) ‡	(CCC+ , Caa1)	07/15/15	10.250	576,438
525	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+ , B3)	10/01/15	8.500	544,688
					11,771,370
Telecom - Fixed Line (1.2%)
375	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(CCC+ , B3)	11/01/14	9.250	380,625
1,375	Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 02/15/09 @ $102.00) ‡#	(CCC+ , B3)	02/15/15	9.150	1,381,875
275	PAETEC Holding Corp., Rule 144A, Senior Notes (Callable 07/15/11 @ $104.75) ‡	(CCC+ , Caa1)	07/15/15	9.500	275,000
500	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.63)	(CCC+ , B3)	02/15/14	9.250	532,500
					2,570,000
Telecom - Integrated/Services (2.0%)
650	Cincinnati Bell, Inc., Global Company Guaranteed Notes (Callable 01/15/09 @ $104.19)	(B- , B2)	01/15/14	8.375	659,750
425	Hawaiian Telcom Communications, Inc., Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25) §	(CCC , Caa1)	05/01/15	12.500	484,500
525	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B- , B1)	04/15/14	9.500	551,250
1,025	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)	(B+ , Ba3)	02/15/11	7.250	1,037,813
475	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B , Ba3)	02/15/14	7.500	483,313
120	Qwest Corp., Global Senior Notes	(BBB- , Ba1)	06/15/15	7.625	124,500
75	Qwest Corp., Global Senior Unsecured Notes	(BBB- , Ba1)	10/01/14	7.500	77,250
225	Windstream Corp., Global Company Guaranteed Notes	(BB- , Ba3)	08/01/13	8.125	236,250
75	Windstream Corp., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(NR , Ba3)	03/15/19	7.000	72,000
600	Windstream Corp., Global Company Guaranteed Notes (Callable 8/01/11 @ $104.31)	(BB- , Ba3)	08/01/16	8.625	637,500
					4,364,126
Telecom - Wireless (2.0%)
375	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC , B2)	06/15/13	10.125	404,063
925	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(CCC , Caa1)	11/01/14	9.375	959,688
975	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44) §	(CCC , Caa1)	10/01/13	8.875	1,023,750
725	MetroPCS Wireless, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63) ‡	(CCC , Caa1)	11/01/14	9.250	752,188
525	Rural Cellular Corp., Rule 144A, Senior Subordinated Notes (Callable 06/01/08 @ $102.00) ‡#	(CCC , Caa2)	06/01/13	8.360	525,000
625	Suncom Wireless, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)	(CCC- , Caa2)	06/01/13	8.500	642,188
					4,306,877
Theaters & Entertainment (0.7%)
775	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+ , B2)	03/01/14	8.000	763,375
750	Cinemark, Inc., Global Senior Discount Notes (Callable 03/15/09 @ $104.88) +	(CCC+ , B3)	03/15/14	0.000	686,250
					1,449,625
Transportation Excluding Air/Rail (0.3%)
500	Bristow Group, Inc., Rule 144A, Senior Notes (Callable 09/15/12) @ $103.75) ‡	(BB , Ba2)	09/15/17	7.500	503,750
195	H-Line Finance Holding Corp., Global Senior Discount Notes (Callable 04/01/08 @ $105.50) +	(B , Caa1)	04/01/13	0.000	192,075
					695,825
	TOTAL U.S. CORPORATE BONDS (Cost $190,832,048)				191,906,697

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Number of Shares					Value
COMMON STOCKS (1.0%)
Automobile Parts & Equipment (0.0%)
774,557	Cambridge Industries Liquidating Trust ^*				$0
1,219	Safelite Realty Corp. ^*				9,752
					9,752
Chemicals (0.1%)
4,893	Huntsman Corp.				118,949
Consumer - Products (0.0%)
20,689	Indesco Liquid Dispensing Co. ^*				0
Electric - Integrated (0.3%)
14,300	Mirant Corp. *				609,895
Food - Wholesale (0.4%)
590	Crunch Equity Holdings LLC *				944,648
Gaming (0.0%)
12,000	Progressive Gaming International Corp. *				70,440
Media - Cable (0.0%)
750,000	Adelphia Recovery Trust ^*				0
Packaging (0.0%)
4	Pliant Corp. ^*				0
Printing & Publishing (0.1%)
10,652	Mail Well, Inc., Rule 144A ‡*				247,020
Restaurants (0.0%)
5	Roma Restaurant Holdings, Inc., ^*				90
Steel Producers/Products (0.1%)
2,787	WCI Steel Acquisition, Inc. *				98,939
	TOTAL COMMON STOCKS (Cost $2,514,142)				2,099,733
PREFERRED STOCKS (0.0%)
Media - Cable (0.0%)
7,500	Adelphia Communications Corp., 13% cumulative Series B (Callable 07/15/07 @ $102.17) ^* (Cost $0)				0
WARRANTS (0.0%)
Building Materials (0.0%)
1,250	Dayton Superior Corp., strike price $0.01, Rule 144A, expires 06/15/09 ‡^* (Cost $25,000)				13
	TOTAL U.S. SECURITIES (Cost $193,371,190)				194,006,443
Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%
FOREIGN CORPORATE BONDS (8.8%)
Apparel/Textiles (0.1%)
$150	IT Holdings Finance SA, Rule 144A, Senior Notes (Luxembourg) ‡	(CCC+ , B3)	11/15/12	9.875	220,308

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Building Materials (0.2%)
$750	MAAX Corp., Global Senior Subordinated Notes (Callable 06/15/08 @ $104.88) (Canada)	(CC , Caa3)	06/15/12	9.750	$495,000
Chemicals (0.7%)
775	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg) ‡	(B- , B2)	08/15/15	8.375	745,938
850	Ineos Group Holdings PLC, Rule 144A, Senior Subordinated Notes (Callable 02/15/11 @ $104.25) (United Kingdom) ‡	(B- , B2)	02/15/16	8.500	835,125
					1,581,063
Electronics (1.1%)
300	Avago Technologies Finance PTE, Global Company Guaranteed Notes (Callable 12/01/09 @ $105.06) (Singapore)	(B , B2)	12/01/13	10.125	321,000
400	Avago Technologies Finance PTE, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore) §	(CCC+ , Caa1)	12/01/15	11.875	449,000
250	Magnachip Semiconductor, Senior Subordinated Notes (Callable 12/15/09 @ $104.00) (Luxembourg)	(CCC+ , Caa1)	12/15/14	8.000	183,750
1,150	NXP BV / NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.75) (Netherlands)	(B+ , B2)	10/15/15	9.500	1,138,500
225	NXP BV / NXP Funding LLC, Global Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(BB+ , Ba2)	10/15/14	7.875	222,750
					2,315,000
Energy - Exploration & Production (0.2%)
325	OPTI Canada, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.13) (Canada) ‡	(BB+ , B1)	12/15/14	8.250	331,500
Forestry & Paper (1.1%)
350	Abitibi-Consolidated, Inc., Global Notes (Canada)	(B , B3)	06/15/11	7.750	322,000
700	Abitibi-Consolidated, Inc., Yankee Senior Notes (Canada)	(B , B3)	04/01/15	8.375	616,000
550	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)	(B , B3)	11/15/11	7.950	520,438
46	Smurfit Kappa Funding PLC, Global Senior Notes (Callable 10/1/07 @ $104.81) (Ireland)	(B , B2)	10/01/12	9.625	48,415
750	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B , B2)	04/01/15	7.750	754,688
235	Tembec Industries, Inc., Global Company Guaranteed Notes (Canada)	(CCC- , Ca)	03/15/12	7.750	124,256
					2,385,797
Health Services (0.2%)
400	FMC Finance III SA, Rule 144A, Senior Notes (Luxembourg)	(BB- , Ba3)	07/15/17	6.875	394,000
Leisure (0.3%)
750	NCL Corp., Global Senior Unsubordinated Notes (Callable 07/15/09 @ $105.31) (Bermuda)	(B , B3)	07/15/14	10.625	727,500
Media - Broadcast (0.0%)
4,600	Australis Holdings Pty. Ltd., Yankee Senior Discount Notes (Australia) ^Ø	(NR , NR)	11/01/02	15.000	0
Media - Cable (0.8%)
393	Telenet Group Holding NV, Rule 144A, Discount Notes (Callable 12/15/08 @ $105.75) (Belgium) ‡+	(CCC+ , B3)	06/15/14	0.000	373,350
400	Unity Media GMBH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) ‡ (Germany)	(CCC+ , Caa2)	02/15/15	10.125	575,334
350	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B- , B2)	04/15/14	9.750	726,800
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B- , B2)	08/15/16	9.125	157,875
					1,833,359
Metals & Mining Excluding Steel (0.0%)
800	International Utility Structures, Inc., Subordinated Notes (Callable 08/13/07 @ $100.00) (Canada) ^Ø	(NR , NR)	02/01/08	10.750	0
924	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Callable 08/13/07 @ $100.00) (Canada) ^Ø	(NR , NR)	02/01/08	13.000	0
					0
Packaging (0.2%)
227	Gerresheimer Holdings GMBH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ $103.94) (Germany) ‡	(B+ , B2)	03/01/15	7.875	331,684
Pharmaceuticals (0.2%)
500	Elan Finance PLC/Elan Finance Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B , B3)	12/01/13	8.875	525,000

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Printing & Publishing (0.3%)
$525	Quebecor World, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $104.88) (Canada) ‡	(B+ , B2)	01/15/15	9.750	$534,188
Support - Services (0.5%)
675	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom) ‡	(B , B3)	08/01/15	8.625	691,875
325	Carlson Wagonlit BV, Rule 144A, Bonds (Callable 11/01/07 @ $104.00) (Netherlands) ‡	(B- , B2)	05/15/15	9.306	459,229
					1,151,104
Telecom - Integrated/Services (2.2%)
825	Global Crossing UK Finance PLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B- , B3)	12/15/14	10.750	899,250
350	Hellas II, Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00) (Luxembourg) ‡#	(CCC+ , NR)	01/15/15	11.110	362,250
500	Nordic Tel Co., Holdings, Rule 144A, Notes (Callable 08/13//07 @ $102.00) (Denmark) ‡#	(B , B2)	05/01/16	9.513	695,533
775	Intelsat Bermuda Ltd., Global Company Guaranteed Notes (Callable 01/15/08 @ $102.00) (Bermuda) #	(B , Caa1)	01/15/15	8.886	795,344
1,400	Intelsat Bermuda Ltd., Global Senior Unsecured Notes (Callable 06/15/11 @ $105.63) (Bermuda)	(B- , Caa1)	06/15/16	11.250	1,575,000
525	Intelsat Ltd., Global Senior Unsecured Notes (Bermuda)	(B- , Caa1)	11/01/13	6.500	423,938
					4,751,315
Telecommunications Equipment (0.1%)
275	Nortel Networks Ltd., Rule 144A, Company Guaranteed Notes (Canada) ‡	(B- , B3)	07/15/11	9.731	293,906
Transportation Excluding Air/Rail (0.6%)
1,100	Ship Finance International Ltd., Global Senior Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B+ , B1)	12/15/13	8.500	1,138,500
250	Stena AB, Global Senior Notes (Callable 12/01/09 @ $103.50) (Sweden)	(BB- , Ba3)	12/01/16	7.000	251,250
					1,389,750
	TOTAL FOREIGN CORPORATE BONDS (Cost $22,644,541)				19,260,474
SHORT-TERM INVESTMENTS (11.0%)
1,013,000	JP Morgan (Grand Cayman) overnight deposit (Cost $1,013,000)		07/02/07	4.390	1,013,000
Number of Shares
23,010,634	Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust §§				23,010,634
TOTAL SHORT-TERM INVESTMENTS (Cost $24,023,634)					24,023,634
TOTAL INVESTMENTS AT VALUE (108.8%) (Cost $240,039,365)					237,290,551
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.8%)					(19,270,575)
NET ASSETS (100.0%)					$218,019,976

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 these securities amounted to a value of $47,922,899 or 22.0% of net assets.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

+  Step Bond - The interest rate stated is the rate as of June 30, 2007 and will reset at a future date.

Ø  Bond is currently in default.

#  Variable rate obligation - The interest rate shown are those in effect at June 30, 2007.

*  Non-income producing security.

§  Security or a portion therof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

1  Less than 1,000 par.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $23,010,634 (Cost $240,039,365) (Note 2)	$237,290,551 [1]
Receivable for investments sold	1,365,518
Interest and dividends receivable	4,572,582
Prepaid expenses and other assets	46,084
Total Assets	243,274,735
Liabilities
Due to custodian	283,972
Investment advisory fees (Note 3)	273,662
Administrative fees (Note 3)	19,634
Payable upon return of securities loaned (Note 2)	23,010,634
Payable for investments purchased	1,483,882
Directors' fees (Note 3)	38,064
Unrealized depreciation on forward foreign currency contracts (Note 2)	10,226
Other accrued expenses payable	134,685
Total Liabilities	25,254,759
Net Assets
Applicable to 49,924,351 shares outstanding	$218,019,976
Net Assets Consist of
Capital stock, $0.001 par value (Note 6)	$49,918
Paid-in capital (Note 6)	386,663,507
Distributions in excess of net investment income	(1,575,536)
Accumulated net realized loss on investments and foreign currency transactions	(164,369,099)
Net unrealized depreciation on investments and foreign currency translations	(2,748,814)
Net Assets	$218,019,976
Net Asset Value Per Share ($218,019,976 ÷ 49,924,351)	$4.37
Market Price Per Share	$4.29

1  Including $22,541,756 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Operations

For the Six Months Ended June 30, 2007 (unaudited)

Investment Income (Note 2)
Interest	$9,545,332
Dividends	979
Securities lending	61,482
Total investment income	9,607,793
Expenses
Investment advisory fees (Note 3)	541,592
Administrative fees (Note 3)	47,399
Printing fees (Note 3)	92,638
Custodian fees	48,550
Directors' fees and expenses	45,621
Shareholder servicing fees	31,241
Legal fees	29,753
Audit and tax fees	22,934
Stock exchange listing fees	4,516
Miscellaneous expense	14,386
Total expenses	878,630
Net investment income	8,729,163
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	3,116,195
Net realized gain on foreign currency transactions	52,434
Net change in unrealized appreciation (depreciation) from investments	(2,773,799)
Net change in unrealized appreciation from foreign currency translations	25,180
Net realized and unrealized gain from investments and foreign currency related items	420,010
Net increase in net assets resulting from operations	$9,149,173

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
From Operations
Net investment income	$8,729,163	$17,389,007
Net realized gain (loss) on investments and foreign currency transactions	3,168,629	(4,686,836)
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	(2,748,619)	12,037,635
Net increase in net assets resulting from operations	9,149,173	24,739,806
From Dividends
Dividends from net investment income	(7,486,277)	(19,958,235)
Net decrease in net assets resulting from dividends	(7,486,277)	(19,958,235)
From Capital Share Transactions (Note 6)
Reinvestment of dividends	39,256	—
Net increase in net assets from capital share transactions	39,256	—
Net increase in net assets	1,702,152	4,781,571
Net Assets
Beginning of period	216,317,824	211,536,253
End of period	$218,019,976	$216,317,824
Distributions in excess of net investment income	$(1,575,536)	$(2,818,422)

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Financial Highlights

For the Six Months Ended 6/30/07
Per share operating performance	(unaudited)
Net asset value, beginning of period	$4.34
INVESTMENT ACTIVITIES
Net investment income	0.17
Net realized and unrealized gain (loss) on investments and futures contracts	0.01
Total from investment activities	0.18
LESS DIVIDENDS
Net investment income	(0.15)
Return of capital	—
Total dividends	(0.15)
Net asset value, end of period	$4.37
Per share market value, end of period	$4.29
TOTAL INVESTMENT RETURN
Net asset value[1]	4.16%
Market value	1.32%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$218,020
Ratio of expenses to average net assets including expense offsets	0.80%*
Ratio of expenses to average net assets	0.80%*
Ratio of net investment income to average net assets	7.98%*
Portfolio turnover rate	25.2%

†  Calculated using the average share method.

*  Annualized.

1  Total investment return based on per share net asset value reflects the effects of change in net asset value on the performance of the Fund during each year, and assumes dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value, due to differences between the market price of the stock and the net asset value of the Fund.

2  This amount represents less then $(0.01) per share.

3  As required, effective January 1, 2001 the Fund has adopted provisions of AICPA Audit and Accounting Guide for Investment
Companies and has begun amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share by $0.004 and an increase to net realized and unrealized gains and losses per share by $0.004 and a decrease to the net ratio of net investment income to average net assets from 11.73% to 11.66%.
Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

4  Due to the realignment of the Fund's portfolio in connection with the combination with Credit Suisse Strategic Global Income
Fund, Inc., the cost of purchases of $30,040,944 and proceeds from sales of $37,801,151 have been excluded from the Portfolio
Turnover calculation.

Note: Current Year permanent book-tax differences, if any, are not included in the calculation of net investment income per share.

See Accompanying Notes to Financial Statements.

	Year Ended
Per share operating performance	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01[3]	12/31/00	12/31/99	12/31/98	12/31/97
Net asset value, beginning of period	$4.24	$4.56	$4.41	$3.91	$4.74	$5.70	$7.34	$7.77	$8.44	$8.12
INVESTMENT ACTIVITIES
Net investment income	0.36	0.36	0.35	0.37	0.42	0.61 †	0.67	0.75	0.71	0.69
Net realized and unrealized gain (loss) on investments and futures contracts	0.14	(0.28)	0.22	0.58	(0.55)	(0.85)	(1.55)	(0.46)	(0.66)	0.39
Total from investment activities	0.50	0.08	0.57	0.95	(0.13)	(0.24)	(0.88)	0.29	0.05	1.08
LESS DIVIDENDS
Net investment income	(0.40)	(0.40)	(0.40)	(0.43)	(0.62)	(0.72)	(0.76)	(0.72)	(0.72)	(0.76)
Return of capital	—	(0.00)[2]	(0.02)	(0.02)	(0.08)	—	—	—	—	—
Total dividends	(0.40)	(0.40)	(0.42)	(0.45)	(0.70)	(0.72)	(0.76)	(0.72)	(0.72)	(0.76)
Net asset value, end of period	$4.34	$4.24	$4.56	$4.41	$3.91	$4.74	$5.70	$7.34	$7.77	$8.44
Per share market value, end of period	$4.38	$3.67	$4.45	$4.50	$3.88	$4.98	$5.56	$6.06	$7.56	$8.75
TOTAL INVESTMENT RETURN
Net asset value[1]	12.73%	1.74%	13.55%	24.59%	(5.26)%	(6.04)%	(12.37)%	4.50%	0.47%	14.03%
Market value	31.44%	(9.76)%	8.60%	28.11%	(10.52)%	1.15%	3.55%	(11.32)%	(5.68)%	25.90%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$216,318	$211,536	$227,374	$219,864	$195,089	$236,652	$197,817	$254,857	$269,507	$291,959
Ratio of expenses to average net assets including expense offsets	0.74%	0.82%	0.78%	0.78%	0.79%	1.07%	0.78%	0.78%	0.81%	0.84%
Ratio of expenses to average net assets	0.74%	0.82%	0.78%	0.78%	0.79%	1.07%	0.78%	0.78%	0.81%	0.84%
Ratio of net investment income to average net assets	8.32%	8.20%	8.08%	8.83%	9.93%	11.66%	10.10%	9.90%	8.59%	8.47%
Portfolio turnover rate	58.0%	61.5%	57.8%	77.8%	61.1%	50.1%[4]	39.1%	43.5%	84.7%	97.7%

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements

June 30, 2007 (unaudited)

Note 1. Organization

Credit Suisse Asset Management Income Fund, Inc. (the "Fund") was incorporated on February 11, 1987 and is registered as a diversified, closed-end investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek current income through investment primarily in debt securities.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation ("Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

The Fund may invest up to 10% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities") (excludes 144A securities that have been determined to be liquid under procedures established by the Board of Directors). These securities are valued pursuant to the valuation procedures noted above.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is accrued as earned. The Fund amortizes premium and accretes discount using the effective yield method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Discount or premium on mortgage backed securities is recorded upon receipt of principal payments on the underlying mortgage pools.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co. ("BBH & Co"), the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

G) DELAYED DELIVERY COMMITMENTS — The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

H) FUTURES CONTRACTS — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contracts may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2007, the Fund had no open futures contracts.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, or an offsetting position is entered into. At June 30, 2007, the Fund had the following forward foreign currency contracts.

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Sold	Contract Amount	Contract Value	Unrealized Loss
British Pound	9/28/2007	£370,000	$738,624	$741,480	$(2,856)
European Economic Unit	9/28/2007	€1,880,000	$2,539,354	$2,546,723	$(7,370)
			$3,277,978	$3,288,203	$(10,226)

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be invested in a variety of investments, including certain Credit Suisse advised funds, funds advised by BBH&Co., the Fund's securities lending agent, or money

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

BBH&Co. has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and BBH&Co. will share net income earned from the securities lending activities. During the six months ended June 30, 2007, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $618,204 of which $541,351 was rebated to borrowers (brokers). The Fund retained $61,482 in income from the cash collateral investment and BBH&Co., as lending agent, was paid $15,371. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

K) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly, as follows: 0.50% of the lower of the weekly stock price (market value) of the Fund's outstanding shares or its average weekly net assets. For the six months ended June 30, 2007, investment advisory fees earned were $541,592.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, is sub-investment adviser to the Fund. Credit Suisse U.K.'s sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Fund.

BBH&Co. provides administrative and custodial services to the Fund. Under the Administration and Custody Agreements, BBH&Co. is paid a fee based on average net assets. For the six months ended June 30, 2007, BBH&Co. earned administrative service fees (including out-of-pocket expenses) of $47,399.

The Independent Directors receive fifty percent (50%) of their annual retainer in the form of shares purchased by the Fund's transfer agent in the open market.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended June 30, 2007, Merrill was paid $32,779 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2007 and during the six months ended June 30, 2007, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the Fund had no investments in U.S. Government and Agency Obligations. Purchases and sales of investment securities (excluding short-term investments) were $58,205,111 and $54,411,852, respectively.

At June 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $240,039,365, $6,761,243, $(9,510,057), and $(2,748,814), respectively.

Note 6. Fund Shares

The Fund has one class of shares of common stock, par value $0.001 per share; one hundred million shares are authorized. Transactions in shares of common stock were as follows:

	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Shares issued through reinvestment of dividends	28,763	—

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implication of FAS 157 and its impact on the financial statements has not yet been determined.

Credit Suisse Asset Management Income Fund, Inc.

Results of Annual Meeting of Shareholders (unaudited)

On April 26, 2007, the Annual Meeting of Shareholders of the Credit Suisse Asset Management Income Fund, Inc. (the "Fund") was held and the following matter was voted upon:

(1) To re-elect two directors to the Board of Directors of the Fund:

Name of Director	For	Withheld
Enrique R. Arzac	43,946,120	704,853
Terry F. Bovarnick	43,919,587	731,386

In addition to the directors elected at the meeting, James J. Cattano, Lawrence J. Fox, Lawrence D. Haber and Steven N. Rappaport continue to serve as Directors of the Fund.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Credit Suisse Asset Management Income Fund, Inc. may from time to time purchase shares of its capital stock in the open market.

Credit Suisse Asset Management Income Fund, Inc.

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC, ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2007.

Credit Suisse Asset Management Income Fund, Inc.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Credit Suisse Asset Management Income Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

• By calling 1-800-293-1232

• On the Fund's website, www.credit-suisse.com/us

• On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

Credit Suisse Asset Management Income Fund, Inc.

Other Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Single Country
The Chile Fund, Inc. (AMEX: CH)
The First Israel Fund, Inc. (AMEX: ISL)
The Indonesia Fund, Inc. (AMEX: IF)

Multiple Country
The Emerging Markets Telecommunications Fund, Inc. (AMEX: ETF)
The Latin America Equity Fund, Inc. (AMEX: LAQ)

Fixed Income
Credit Suisse Asset Management Income Fund, Inc. (AMEX: CIK)
Credit Suisse High Yield Bond Fund (AMEX: DHY)

Literature Request — Call today for free descriptive information on the closed-end funds listed above at 1-800-293-1232 or visit our website on the Internet: www.credit-suisse.com/us.

OPEN-END FUNDS

Credit Suisse Absolute Return Fund

Credit Suisse Cash Reserve Fund

Credit Suisse Commodity Return Strategy Fund

Credit Suisse Emerging Markets Fund

Credit Suisse Global Fixed Income Fund

Credit Suisse Global Small Cap Fund

Credit Suisse High Income Fund

Credit Suisse International Focus Fund

Credit Suisse Japan Equity Fund

Credit Suisse Large Cap Blend Fund

Credit Suisse Large Cap Growth Fund

Credit Suisse Large Cap Value Fund

Credit Suisse Mid-Cap Core Fund

Credit Suisse Short Duration Bond Fund

Credit Suisse Small Cap Core Fund

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 800-927-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

Credit Suisse Asset Management Securities, Inc., Distributor.

  CIK-SAR-0607

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 2, 2007.

Item 11. Controls and Procedures.

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/Keith M. Schappert
Name: Keith M. Schappert
Title: Chief Executive Officer
Date: September 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name: Keith M. Schappert
Title: Chief Executive Officer
Date: September 4, 2007

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: September 4, 2007